Fair Value of Financial Instruments (Details 1) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 9,307,216	$ 3,596,052	$ 18,207,333	$ 847,791	$ 847,791	$ 197,674
Change in fair value	3,274,387	8,977,501	(6,170,172)	11,418,423	10,193,218	(38,497)
Additions reclassified from equity		5,743,021		5,819,389	5,819,389
Additions recognized as debt discounts						688,614
Additions recognized as compensation expense			544,442	230,971	1,346,935
Ending balance	$ 12,581,603	$ 18,316,574	$ 12,581,603	$ 18,316,574	$ 18,207,333	$ 847,791